Shareholder Report, Holdings (Details) - REX FANG & Innovation Equity Premium Income ETF	Jul. 31, 2024
COMMUNICATION SERVICES
Holdings [Line Items]
Percent of Net Asset Value	11.61%
CONSUMER DISCRETIONARY
Holdings [Line Items]
Percent of Net Asset Value	9.62%
INFORMATION TECHNOLOGY - HARDWARE
Holdings [Line Items]
Percent of Net Asset Value	33.43%
INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
Holdings [Line Items]
Percent of Net Asset Value	28.09%
COMMON STOCKS
Holdings [Line Items]
Percent of Net Asset Value	82.75%
US TREASURY BILL
Holdings [Line Items]
Percent of Net Asset Value	1.99%
OTHER ASSETS NET
Holdings [Line Items]
Percent of Net Asset Value	15.26%
OPTIONS WRITTEN
Holdings [Line Items]
Percent of Net Asset Value	(1.72%)